FINANCIAL INSTRUMENTS - Schedule of Valuation Adjustment Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
At 1 January	£ 474	£ 423
Income statement (credit) charge	(18)	70
Transfers	0	(19)
At 31 December	£ 456	£ 474